Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

20     Related party transactions

Key management includes the Company’s directors and senior management team. The remuneration of directors and the senior management team was as follows:

	2021	2020
	$	$

Salaries and employee benefits	1,989	1,418
Directors’ fees	233	99
Share-based compensation	3,182	1,594
	5,404	3,111

Executive employment agreements allow for additional payments in the event of a liquidity event, or if the executive is terminated without cause.